Newfound Risk Managed Global Sectors Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEWFOUND RISK MANAGED GLOBAL SECTORS FUND - FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term capital appreciation
Objective, Secondary [Text Block]	with preservation of capital as a secondary objective.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Newfound Risk Managed Global Sectors Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Newfound Risk Managed Global Sectors Fund		Class A Shares	Class I Shares
Management Fees	[1]	0.79%	0.79%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.58%	0.58%
Acquired Fund Fees and Expenses	[2]	0.42%	0.42%
Total Annual Fund Operating Expenses		2.04%	1.79%
[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, July 31, 2021, and not thereafter.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Newfound Risk Managed Global Sectors Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	770	1,178	1,610	2,808
Class I Shares	182	563	970	2,105

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is comprised of primarily (i) large capitalization equity securities and/or exchange traded funds (“ETFs”) that represent the primary sectors of the S&P Global 1200® Index (“S&P Global”), (ii) 5 and 10-Year U.S. Treasury Note futures contracts, (iii) investment grade short term fixed income securities and (iv) ETFs that invest in investment grade short-term fixed income securities. The primary sectors of the S&P Global, in which the Fund may invest, are: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials and utilities. Newfound Research LLC (the “Adviser”) defines “large capitalization equity securities” as securities of companies with market capitalizations of over $10 billion.

The Adviser utilizes a rules-based investment process to determine which securities to buy and sell for the Fund. The process relies on signals from its proprietary models, which analyze each of the 10 sectors. Sectors that are included in the Fund are generally equally weighted, subject to the Adviser’s rebalancing methodology, with a maximum allocation per sector of 20%, measured at the time of rebalancing for the sector in question. As such, when four or fewer sectors are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income ETFs or other securities, up to 100%. The Fund’s portfolio is rebalanced weekly using the Adviser’s rebalancing methodology.

The Fund may invest in long 5 and 10-Year U.S. Treasury futures contracts when the Adviser’s proprietary models indicate that such a position may offer a positive expected return and/or meaningful diversification benefits for the portfolio.

The Fund has the flexibility to invest in any combination of the securities described above, which include domestic and foreign common stock, preferred stock, depositary receipts, equity swaps (including single-name, index, and basket swaps), options, equity index futures, and ETFs that invest in these types of securities. The Fund may invest in a basket of equity securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise would not be in the best interests of the Fund and its shareholders. When the Fund invests in equity securities, it will primarily invest in securities of large capitalization companies; however, it may also invest in medium capitalization companies, which the Adviser defines as companies with market capitalizations of between $2 billion and $10 billion.

Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S., including emerging market countries, or doing a substantial amount (more than 50%) of business outside the U.S., including emerging market countries. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. The Fund will invest in emerging markets that are reflected in the MSCI Emerging Market Index or the S&P Emerging Markets Broad Market Index. Investments in ETFs based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.

The Fund may use investment leverage as part of its principal investment strategy. The Fund typically expects to invest an amount approximately equal to its net assets directly in a portfolio of large capitalization equity securities and/or ETFs while also maintaining notional exposure to 5 and 10-Year U.S. Treasuries through futures contracts. The Fund’s total investment exposure will typically be less than 200% of the Fund’s net asset value (“NAV”). It is possible that the Fund could lose money on both its investments in equity securities and/or ETFs as well as 5 and 10-year U.S. Treasury futures contracts at the same time.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

• Cash or Cash Equivalents Risk At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Derivatives Risk: Loss may result from the Fund’s investments in options and other derivative instruments. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. The market value of ETF shares may differ from their NAV.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund's share price and which can have significant impact on the Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. For example, the Adviser’s model is based on the premise that price and volatility are significant factors in distinguishing event windows and approximating market sentiment. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Large Capitalization Stock Risk: Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

• Leverage Risk - The Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Fund and makes them more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

• Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Medium Capitalization Stock Risk: The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. The Fund may lose the entire put option premium paid if the reference index or underlying security does not decrease in value. The Fund may lose the entire call option premium paid if the reference index or underlying security does not increase in value.

• Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund's NAV to fluctuate more than that of a fund that does not focus in a particular sector.

○ Communication Services Sector Risk: Companies in the communications services sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition.

○ Consumer Discretionary Sector Risk: The consumer discretionary sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

○ Consumer Staples Sector Risk: The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

○ Energy Sector Risk: Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves.

○ Financial Sector Risk: Companies in the financial sector are often subject to extensive governmental regulation and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge, and the amount of capital they must maintain.

○ Health Care Sector Risk: The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

○ Industrial Sector Risk: The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products.

○ Information Technology Sector Risk: Information technology companies face intense competition and potentially rapid product obsolescence.

○ Materials Sector Risk: Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, environmental policies, import controls, competition and availability of resources and labor relations.

○ Utilities Sector Risk: Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

• Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default and may have limited liquidity. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index, a supplemental index and a blended index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2017	5.76%
Worst Quarter:	12/31/2018	(9.46)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2019, was 7.52%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Newfound Risk Managed Global Sectors Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(7.63%)	1.73%	May 19, 2014
Class I Shares | Return after taxes on distributions			(7.71%)	1.54%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(4.46%)	1.29%
Class A Shares		Return before taxes	(13.28%)	0.15%	May 19, 2014
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	[1]		(9.42%)	4.03%
Barclays U.S. Treasury: 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	[2]		1.56%	0.78%
50/50 MSCI ACWI/ 1-3 Year Treasury Blend (reflects no deduction for fees, expenses or taxes)	[3]		(3.85%)	2.55%
[1]	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
[2]	The Bloomberg Barclays US Treasury 1-3 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
[3]	This Blended Benchmark is an equally weighted custom composite of the Bloomberg Barclays US Treasury 1-3 Year Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Newfound Multi-Asset Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEWFOUND MULTI-ASSET INCOME FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Income
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Newfound Multi-Asset Income Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Newfound Multi-Asset Income Fund		Class A	Class I
Management Fees		0.69%	0.69%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.70%	0.70%
Short Selling Dividend and Interest Expense		0.02%	0.02%
Remaining Other Expenses		0.68%	0.68%
Acquired Fund Fees and Expenses	[1]	0.45%	0.45%
Total Annual Fund Operating Expenses		2.09%	1.84%
Fee Waiver or Reimbursement	[2]	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)		2.05%	1.80%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser, Newfound Research LLC ("the Adviser"), has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2021, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.60%,and 1.35% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, July 31, 2021, and not thereafter.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Newfound Multi-Asset Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	771	1,185	1,627	2,850
Class I	183	571	988	2,152

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 347% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in ETFs that invest in foreign (including emerging market) and domestic (i) equity securities of any market capitalization (including common stock, preferred stock, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”), (ii) fixed income securities of any credit quality, duration or maturity (including corporate bonds, high-yield bonds (also known as “junk bonds”), convertible bonds, treasuries and emerging market bonds) and (iii) other income producing securities (including bank loans). The Fund may also invest in these types of securities through other exchange traded products (such as exchange traded notes (“ETNs”)).

The Adviser utilizes a rules based investment process to determine which securities to buy and sell for the Fund. The process begins with a determination of the eligible ETF investment universe for the strategy. The Adviser seeks to include ETFs in the investment universe that offer high income relative to ETFs as a whole. Secondary considerations when selecting the ETF investment universe include liquidity and ETF costs.

The Adviser then relies on signals from its proprietary algorithmic models to determine which ETFs from the investment universe to include in the portfolio by determining whether each ETF in the investment universe is exhibiting positive or negative momentum. ETFs that are deemed to be exhibiting negative momentum are excluded from the portfolio. The Adviser then analyzes the yield to risk ratio of the remaining ETFs in the investment universe in order to determine the portfolio allocation of the Fund. The ETFs are weighted based on their yield to risk ratio, which is their income potential per unit of risk. Those ETFs with a higher income potential per unit of risk are given a greater weighting in the portfolio. The allocation to any one ETF (other than to short-term, investment grade fixed income ETFs) is limited to 25% of the Fund’s assets calculated at the time of rebalancing for the sector in question of the Fund’s portfolio. As such, when three or fewer ETFs are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income securities, up to 100%. The model is evaluated weekly using the Adviser’s rules-based allocation methodology, which is based on the Adviser’s proprietary quantitative model that seeks to evaluate the underlying trends of the ETFs as well as their yield to risk ratios.

The Fund has the flexibility to invest in any combination of the securities described above. The Fund may invest in a basket of securities to represent a category of securities if it determines that investment in the ETF for that category of security is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

• Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

• Bank Loans Risk: The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF.

• ETN Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Junk Bond Risk: To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• REIT and Real Estate Risk: The Fund may invest in REITs, directly or through ETFs. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

• Smaller and Medium Capitalization Stock Risk: The earnings and prospects of smaller and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index, a supplemental index and a blended index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	6/30/2016	3.66%
Worst Quarter:	12/31/2018	(8.00)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2019, was 5.59%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Newfound Multi-Asset Income Fund		Label	One Year	Since Inception
Class I		Return before taxes	(9.70%)	(0.28%)
Class I | Return after taxes on distributions			(11.27%)	(1.36%)
Class I | Return after taxes on distributions and sale of Fund shares			(5.61%)	(0.53%)
Class A		Return before taxes	(14.96%)	(1.84%)
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		(4.38%)	7.55%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]		0.01%	1.92%
50/50 MSCI ACWI/Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]		(4.57%)	2.78%
[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
[2]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
[3]	This Blended Benchmark is an equally weighted custom composite of the Bloomberg Barclays Capital U.S. Aggregate Bond Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Newfound Risk Managed U.S. Sectors Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEWFOUND RISK MANAGED U.S. SECTORS FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long term capital appreciation with an emphasis on preservation of capital.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Newfound Risk Managed U.S. Sectors Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Newfound Risk Managed U.S. Sectors Fund		Class A Shares	Class I Shares
Management Fees	[1]	0.79%	0.79%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.60%	0.60%
Acquired Fund Fees and Expenses	[2]	0.12%	0.12%
Total Annual Fund Operating Expenses		1.76%	1.51%
Fee Waiver or Reimbursement	[3]	(0.14%)	(0.14%)
Net Expenses (as a percentage of Assets)		1.62%	1.37%
[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser, Newfound Research LLC ("the Adviser"), has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2021, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.50%,and 1.25% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, July 31, 2021, and not thereafter.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Newfound Risk Managed U.S. Sectors Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	730	1,071	1,449	2,506
Class I Shares	139	449	796	1,777

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 360% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets in securities economically tied to the U.S. market. The Fund may invest in equity securities of any market capitalization and/or ETFs that represent the primary U.S. equity market sectors of the Global Industry Classification Standard (“GICS”®). The Fund may invest in the following sectors: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology and utilities. The Fund may also invest in: (i) investment grade short term fixed income securities; (ii) U.S. Treasury futures contracts and (iii) ETFs that invest in investment grade short-term fixed income securities.

The Fund has the flexibility to invest in any combination of the securities described above, which include domestic and foreign common stock, preferred stock, depositary receipts, equity swaps (including single-name, index, and basket swaps), options, equity index futures, and ETFs that invest in these types of securities. The Fund may invest in a basket of equity securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.

The Adviser utilizes a rules-based investment process to determine which securities to buy and sell for the Fund. The process relies on signals from its proprietary models, which analyze the primary GICS® sectors of the U.S. equity market. Sectors that are included in the Fund are generally equally weighted, subject to the Adviser’s rebalancing methodology, with a maximum allocation per sector of 20%, measured at the time of rebalancing for the sector in question. As such, when four or fewer sectors are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income securities, up to 100%. The portfolio is rebalanced weekly using the Adviser’s rebalancing methodology.

The Fund may invest in long U.S. Treasury futures contracts when the Adviser’s proprietary models indicate that such a position may offer a positive expected return and/or meaningful diversification benefits for the portfolio.

The Fund may use investment leverage as part of its principal investment strategy. The Fund typically expects to invest an amount approximately equal to its net assets directly in a portfolio of any market capitalization equity securities and/or ETFs while also maintaining notional exposure to U.S. Treasuries through futures contracts. The Fund’s total investment exposure will typically be less than 200% of the Fund’s NAV. It is possible that the Fund could lose money on both its investments in equity securities and/or ETFs as well as U.S. Treasury futures contracts at the same time.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

• Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

• Derivatives Risk: Loss may result from the Fund’s investments in options and other derivative instruments. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. The market value of ETF shares may differ from their NAV.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities, and this effect is magnified for longer duration securities. Longer duration fixed income securities are also more volatile than those with a shorter duration. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund's share price and which can have significant impact on the Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s mathematical model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Leverage Risk: The Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Fund and makes them more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

• Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Options Risk: These are risks associated with the sale and purchase of call and put options. As the seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. The Fund may lose the entire put option premium paid if the reference index or underlying security does not decrease in value. The Fund may lose the entire call option premium paid if the reference index or underlying security does not increase in value.

• Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund's NAV to fluctuate more than that of a fund that does not focus in a particular sector.

○ Communication Services Sector Risk: Companies in the communications services sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition.

○ Consumer Discretionary Sector Risk: The consumer discretionary sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

○ Consumer Staples Sector Risk: The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

○ Energy Sector Risk: Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves.

○ Financial Sector Risk: Companies in the financial sector are often subject to extensive governmental regulation and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge, and the amount of capital they must maintain.

○ Health Care Sector Risk: The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

○ Industrial Sector Risk: The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products

○ Information Technology Sector Risk: Information technology companies face intense competition and potentially rapid product obsolescence.

○ Materials Sector Risk: Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, environmental policies, import controls, competition and availability of resources and labor relations.

○ Utilities Sector Risk: Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

• Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default and may have limited liquidity. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index, a supplemental index and a blended index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2018	5.77%
Worst Quarter:	12/31/2018	(10.04)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2019, was 7.73%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Newfound Risk Managed U.S. Sectors Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(6.85%)	1.79%	Jun. 02, 2015
Class I Shares | Return after taxes on distributions			(8.28%)	1.14%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(3.04%)	1.35%
Class A Shares		Return before taxes	(12.45%)	(0.24%)	Jun. 02, 2015
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		(4.38%)	7.12%
Bloomberg Barclays U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	[2]		1.56%	0.79%
50/50 S&P 500 Total Return/ Bloomberg Barclays U.S. Treasury 1-3 Year Blend Index (reflects no deduction for fees, expenses or taxes)	[3]		(1.16%)	4.10%
[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
[2]	The Bloomberg Barclays US Treasury 1-3 Year Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
[3]	The Blended Benchmark is an equally weighted custom composite of the S&P 500 Total Return Index and the Bloomberg Barclays U.S. Treasury 1-3 Year Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.